Long-Term Debt, Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Maturities of Long-Term Debt [Line Items]
2026	$ 23,474
2027	13,316
2028	26,366
2029	19,171
2030	12,143
Thereafter	80,242
Long-term debt	174,712	$ 173,078
Wells Fargo Bank, National Association and other bank entities [Member]
Maturities of Long-Term Debt [Line Items]
2026	7,842
2027	2,380
2028	2,336
2029	210
2030	1,382
Thereafter	5,086
Long-term debt	19,236	24,709
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member]
Maturities of Long-Term Debt [Line Items]
2026	7,782
2027	43
2028	579
2029	188
2030	1,347
Thereafter	270
Long-term debt	10,209	15,724
Wells Fargo Bank, National Association and other bank entities [Member] | Subordinated Debt [Member]
Maturities of Long-Term Debt [Line Items]
2026	0
2027	26
2028	198
2029	0
2030	0
Thereafter	2,945
Long-term debt	3,169	3,236
Wells Fargo Bank, National Association and other bank entities [Member] | Junior subordinated debt [Member]
Maturities of Long-Term Debt [Line Items]
Long-term debt	0	429
Wells Fargo Bank, National Association and other bank entities [Member] | Credit card securitizations [Member]
Maturities of Long-Term Debt [Line Items]
2026	0
2027	2,265
2028	1,510
2029	0
2030	0
Thereafter	0
Long-term debt	3,775
Wells Fargo Bank, National Association and other bank entities [Member] | Other bank debt [Member]
Maturities of Long-Term Debt [Line Items]
2026	60
2027	46
2028	49
2029	22
2030	35
Thereafter	1,871
Long-term debt	2,083	3,080
Other Consolidated Subsidiaries [Member]
Maturities of Long-Term Debt [Line Items]
2026	221
2027	43
2028	60
2029	314
2030	300
Thereafter	790
Long-term debt	1,728	1,269
Other Consolidated Subsidiaries [Member] | Senior debt [Member]
Maturities of Long-Term Debt [Line Items]
2026	221
2027	43
2028	60
2029	314
2030	300
Thereafter	790
Long-term debt	1,728
Wells Fargo & Company [Member]
Maturities of Long-Term Debt [Line Items]
2026	15,411
2027	10,893
2028	23,970
2029	18,647
2030	10,461
Thereafter	74,366
Long-term debt	153,748	147,100
Wells Fargo & Company [Member] | Senior debt [Member]
Maturities of Long-Term Debt [Line Items]
2026	12,398
2027	8,339
2028	23,970
2029	18,369
2030	10,461
Thereafter	62,661
Long-term debt	136,198	128,852
Wells Fargo & Company [Member] | Subordinated Debt [Member]
Maturities of Long-Term Debt [Line Items]
2026	2,726
2027	2,459
2028	0
2029	0
2030	0
Thereafter	11,173
Long-term debt	16,358	17,091
Wells Fargo & Company [Member] | Junior subordinated debt [Member]
Maturities of Long-Term Debt [Line Items]
2026	287
2027	95
2028	0
2029	278
2030	0
Thereafter	532
Long-term debt	$ 1,192	$ 1,157